The Appleton Group PLUS Fund (Prospectus Summary) | The Appleton Group PLUS Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Appleton Group PLUS Fund (the "Fund") is to maximize total return (capital appreciation plus income).

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Appleton Group PLUS Fund Investor Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.28%
Total Annual Fund Operating Expenses	[1][2]	2.03%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus, which do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, Appleton Group Wealth Management, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed 2.00% of the Fund's average net assets at least through August 31, 2012. The operating expense limitation agreement can be terminated only by, or with the consent of the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Appleton Group PLUS Fund Investor Class	206	637	1,093	2,358

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208.93% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Advisor seeks to achieve the Fund's investment objective by allocating the Fund's assets primarily among shares of different exchange-traded funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. Each ETF tracks a securities index or basket of securities. Generally, the Fund will invest in ETFs that correspond to major market indices. The Fund will also invest in ETFs that offer exposure to international equity markets, including emerging markets, the U.S. real estate sector and commodities markets. The Advisor may also keep a portion (approximately 20%) of the Fund's assets in shares of other investment companies that invest in fixed-income and dividend paying securities of varying credit qualities, including government and corporate bonds, money market instruments and high yield bonds or "junk bonds." The managed income component of the Fund's portfolio may also invest in dividend-paying ETFs.

By investing in ETFs, the Fund will obtain a broadly diversified, index-based investment portfolio. The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track, as well as the market as a whole. The fixed income component of the Fund's portfolio is intended to manage volatility. Generally, the Fund will sell securities only in response to redemption requests, to adjust the number of shares held to maintain the Fund's target asset allocation, or to make periodic adjustments to the Fund's asset allocation.

The Fund may take short positions on shares of ETFs representing up to 45% of the net assets of its portfolio. When taking short positions, the Fund sacrifices some degree of opportunity in bull markets while controlling volatility and risk of loss in bear markets.

The Fund does not intend to trade actively or capture short-term market opportunities. Due to the current dynamic market environment and lack of sustainable market trends over the past year, the Advisor expects to make portfolio adjustments as needed to keep shareholder assets on the right side of the market as consistently as possible, and may prioritize investment risk management over lower portfolio turnover rates.

Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the
Fund are:

  o  Management Risk. Risk that the Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  o  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

  o "Fund of Funds" Structure and Expenses and Exchange-Traded Funds Risks. You
     will indirectly bear fees and expenses charged by the underlying funds in which the Fund invests in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other expenses, and from time to time, temporarily be unavailable.

  o  Equity Market Risk. To the extent the Fund invests in ETFs that invest in equity securities, such as common stocks, such investments will be susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of equity issuers change.

  o  International Equity Market Risk. To the extent the Fund invests in ETFs that invest in international equity markets and emerging markets, such investments will be susceptible to the risks of investing in foreign equity markets and emerging markets. Such risks relate to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  o  Commodities Risk. The ETFs in which the Fund invests may invest in commodities and commodity-related businesses. The price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market. Investments in commodity-related businesses bear the risk that the value of such businesses may be affected by general market movements.

  o  U.S. Real Estate Risk. The ETFs in which the Fund invests may invest in U.S.
     real estate markets and real estate investment trusts ("REITs"). The risks associated with such investments generally include adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations and interest rates. Investments in REITs are subject to the same general risks as well as risks associated with improving and operating property.

  o  Small- and Medium-Sized Companies Risk. The ETFs in which the Fund invests may invest in securities of small- and medium-sized companies. Such investments may involve greater volatility than investing in larger and more established companies because small- and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

  o  Bond Market Risk. To the extent the Fund invests in ETFs that invest in bonds and other fixed income securities, the Fund will be subject to bond market risks. Interest rates may go up resulting in a decrease in the value of the bonds or fixed income securities held by an ETF. Bonds and fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain bonds and other fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

  o  High Yield Securities Risk. The ETFs in which the Fund invests may invest in high yield, high risk and lower-rated securities, also known as "junk bonds,"
     that are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

  o  Liquidity Risk. The ETFs in which the Fund invests may invest in certain securities that may be difficult or impossible to sell at the desired time and price. The ETF may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the Fund's investments.

  o  Short Sale Risk. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.

  o  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate, which may lower the Fund's return. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds through its investments in ETFs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.appletongroupfunds.com or by calling the Fund toll-free at 1-866-993-7767 .

The Appleton Group PLUS Fund Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of March 31, 2011 was 3.37%. During the period shown in the bar chart, the best performance for a quarter was 8.64%
(for the quarter ended September 30, 2009). The worst performance was -13.73%
(for the quarter ended March 31, 2009).

After tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as
401(k) plans or IRAs. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns The Appleton Group PLUS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(0.77%)	0.63%	0.76%	May 02, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(0.85%)	0.09%	0.29%	May 02, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	0.28%	0.43%	May 02, 2005
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.55%	May 02, 2005
Dow Jones Moderate U.S. Portfolio Index	Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)	15.23%	4.79%	5.82%	May 02, 2005